AMERICAN INDEPENDENCE FUNDS TRUST
Short-Term Bond Fund

Supplement dated April 14, 2008
to the American Independence Funds Classes A and C Prospectus Dated March 1, 2008

Effective immediately, pages 16 and 17 of the A and C Class Prospectus should be replaced in it entirety with the following:

Ticker Symbol Class A – ISTSX
Class C – ITBSX
Cusip Numbers Class A – 026762401
Class C - 026762716

SHORT-TERM BOND FUND

The Fund’s goal is to provide investors with as high a level of current income as is consistent with liquidity and safety of principal by investing primarily in investment-grade bonds with maturities of 1-3 years.

MAIN STRATEGIES

The Fund's investment philosophy emphasizes a fundamental approach to managing fixed income assets with a goal of delivering consistent investment returns. The strategies employ a top-down, macroeconomic approach to determine the portfolio's positioning on the yield curve, duration, maturity, and sector allocation. The Fund then initiates a process of security analysis based on several factors including but not limited to economic trends, inflation, and fiscal policy. This strategy seeks to outperform the Lehman U.S. Aggregate 1-3 yr fixed income index. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Main types of securities the Fund may hold

- U.S. Treasury Obligations

- U.S. Government Agency Securities

- Corporate Debt Securities

- Mortgage-backed Securities

Major policies/limits

- Under normal market conditions, the Fund's average maturity is expected to be between 1 and 3 years. A bond's maturity is the date when a bond issuer agrees to return the bond's principal, or face value, to the bond's buyer.

- Although the value of the Fund's shares will fluctuate, under normal market conditions the Fund's adviser will seek to manage the magnitude of fluctuation by limiting the Fund's duration to 2 years or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

- Under normal market conditions, at least 65% of the Fund's total assets will be invested in bonds that are rated, at the time of purchase, within the three highest long-term or two highest short-term rating categories assigned by a nationally recognized statistical rating organization, such as Moody's Investors Service Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch Ratings Ltd. ("Fitch"), or which are unrated and determined by the Fund's adviser to be of comparable quality.

MAIN RISKS
The value of the Fund’s investments, and the value of your investments in the Fund will fluctuate with market conditions. You may lose money on your investment in the Fund, or the Fund could underperform other investments. Other principal risks include:

Interest Rate Risk When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Prepayment Risk Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Credit Risk The Fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST
Short-Term Bond Fund

Supplement dated April 11, 2008
to the American Independence Funds Institutional Class Prospectuses
Dated March 1, 2008

Effective immediately, pages 14 and 15 of the Institutional Class Prospectus should be replaced in their entirety with the following:

Ticker Symbol – ISBSX
Cusip Numbers – 026762302

SHORT-TERM BOND FUND

The Fund’s goal is to provide investors with as high a level of current income as is consistent with liquidity and safety of principal by investing primarily in investment-grade bonds with maturities of 1-3 years.

MAIN STRATEGIES

The Fund's investment philosophy emphasizes a fundamental approach to managing fixed income assets with a goal of delivering consistent investment returns. The strategies employ a top-down, macroeconomic approach to determine the portfolio's positioning on the yield curve, duration, maturity, and sector allocation. The Fund then initiates a process of security analysis based on several factors including but not limited to economic trends, inflation, and fiscal policy. This strategy seeks to outperform the Lehman U.S. Aggregate 1-3 yr fixed income index. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Main types of securities the Fund may hold

- U.S. Treasury Obligations

- U.S. Government Agency Securities

- Corporate Debt Securities

- Mortgage-backed Securities

Major policies/limits

- Under normal market conditions, the Fund's average maturity is expected to be between 1 and 3 years. A bond's maturity is the date when a bond issuer agrees to return the bond's principal, or face value, to the bond's buyer.

- Although the value of the Fund's shares will fluctuate, under normal market conditions the Fund's adviser will seek to manage the magnitude of fluctuation by limiting the Fund's duration to 2 years or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

- Under normal market conditions, at least 65% of the Fund's total assets will be invested in bonds that are rated, at the time of purchase, within the three highest long-term or two highest short-term rating categories assigned by a nationally recognized statistical rating organization, such as Moody's Investors Service Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch Ratings Ltd. ("Fitch"), or which are unrated and determined by the Fund's adviser to be of comparable quality.

MAIN RISKS
The value of the Fund’s investments, and the value of your investments in the Fund will fluctuate with market conditions. You may lose money on your investment in the Fund, or the Fund could underperform other investments. Other principal risks include:

Interest Rate Risk When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Prepayment Risk Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Credit Risk The Fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE